VESSELS AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
Movements in the six months ended June 30, 2019 may be summarized as follows;

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2018	2,808,356	(331,601)	2,476,755
Depreciation	—	(49,752)
Additions to vessels and equipment	12,353	—
Transfers from Newbuildings	166,121	—
Balance at June 30, 2019	2,986,830	(381,353)	2,605,477